Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Balance at beginning of the period	$ 12,855
Balance at end of the period	9,928	$ 12,855
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	6,836	11,065	$ 1,725
Penalties and other charges	123	362	173
New contingencies	178	91	768
Contingencies added in business combination	104	861	7,840
Cancellation and expiration	106	(796)	(106)
Payments	(112)	(947)	(6)
Brazil amnesty adoption		(3,321)
Effects of changes in foreign exchange rates	(951)	(479)	671
Effects due to derecognition of Philippines	(863)
Balance at end of the period	5,421	6,836	11,065
Labor [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	2,723	2,578	1,372
Penalties and other charges	310	56	203
New contingencies	330	283	397
Contingencies added in business combination	289		500
Cancellation and expiration	(133)	(32)	(186)
Payments	(193)	(92)	(336)
Effects of changes in foreign exchange rates	(725)	(69)	628
Venezuela deconsolidation effect		(1)
Balance at end of the period	2,601	2,723	2,578
Legal [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	3,296	2,785	318
Penalties and other charges	86	121	34
New contingencies	72	186	196
Contingencies added in business combination	67	783	2,231
Cancellation and expiration	(146)	(16)	(46)
Payments	(251)	(417)	(81)
Brazil amnesty adoption		7
Effects of changes in foreign exchange rates	(335)	(151)	133
Venezuela deconsolidation effect		(2)
Effects due to derecognition of Philippines	(883)
Balance at end of the period	$ 1,906	$ 3,296	$ 2,785